Financial Instruments - Foreign Currency Exchange Rate Risk Management (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Cash proceeds from settlement of cash flow hedge	$ 2	$ 4	$ 15
6.25% due March 15, 2038 (US$1,100 million)
Disclosure of detailed information about hedging instruments [line items]
Notional amount				$ 1,100,000,000	$ 1,100,000,000
Cross currency swaps | Cash flow hedges | Currency risk
Disclosure of detailed information about hedging instruments [line items]
Cash proceeds from settlement of cash flow hedge		$ 158
Cross currency swaps | Currency swap contract, term through March 2038 | Cash flow hedges | Currency risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument					550,000,000
Average foreign exchange rate		0.0625
Foreign currency forward contracts | Currency risk
Disclosure of detailed information about hedging instruments [line items]
Notional amount				$ 1,003,000,000	$ 1,017,000,000
Derivative, term of contract	90 days